Offerings	Feb. 26, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights to Purchase Common Stock
Fee Rate	0.01381%
Offering Note	(1) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.